Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 90.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	184,957	$1,536,992
PGIM Global Real Estate Fund (Class R6)	32,016	540,112
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	11,587	141,246
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	56,326	549,742
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	55,755	603,264
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	84,104	1,380,989
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	13,438	141,365
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	47,697	757,910
PGIM TIPS Fund (Class R6)	283,901	2,433,029
PGIM Total Return Bond Fund (Class R6)	149,886	1,734,185

Total Long-Term Investments (cost $10,001,220)		9,818,834

Short-Term Investment 9.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,021,881)	1,021,881	1,021,881

TOTAL INVESTMENTS 99.9% (cost $11,023,101)(wd)		10,840,715
Other assets in excess of liabilities 0.1%		8,913

Net Assets 100.0%		$10,849,628

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds